Note 1 - Basis of Presentation and General Information (Details) - Charterers Individually Accounted for More than 10% of the Company’s Voyage and Time Charter Revenues (Sales Revenue, Net [Member], Customer Concentration Risk [Member])
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Charterer A [Member]
Concentration Risk [Line Items]
Percentage of revenue by charter	12.61%	7.13%	4.23%
Charterer B [Member]
Concentration Risk [Line Items]
Percentage of revenue by charter	10.62%	10.16%	4.42%
Charterer C [Member]
Concentration Risk [Line Items]
Percentage of revenue by charter	10.36%	5.52%	9.32%
Charterer D [Member]
Concentration Risk [Line Items]
Percentage of revenue by charter	10.32%	9.70%	7.63%
Charterer E [Member]
Concentration Risk [Line Items]
Percentage of revenue by charter		10.50%	9.45%
Charterer F [Member]
Concentration Risk [Line Items]
Percentage of revenue by charter		8.54%	10.71%
Charterer G [Member]
Concentration Risk [Line Items]
Percentage of revenue by charter		5.89%	11.75%